Financial Risk Management (Details 4 - Textuals) - BRL (R$) R$ in Thousands		12 Months Ended
	Aug. 06, 2021	Dec. 31, 2021
Probable scenario over a 12-month horizon
Sensitivity analysis
Percentage of deterioration of the projected rates
Probable scenario over a 12-month horizon | Base Scenario
Sensitivity analysis
Adjustment to interest rate basis		11.79%
Interest rate basis		CDI
Percentage of deterioration of the projected rates
Probable scenario over a 12-month horizon | Scenario I
Sensitivity analysis
Percentage of deterioration of the projected rates		25.00%
Probable scenario over a 12-month horizon | Scenario II
Sensitivity analysis
Percentage of deterioration of the projected rates		50.00%
Somos Sistemas de Ensino S.A ("Somos Sistemas") | Non-current Bonds [member]
Sensitivity analysis
Issued simple debentures, not convertible	R$ 500,000
Adjustment to interest rate basis	2.30%
Interest rate basis	100% of DI Interest Deposit rate (CDI)